Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans

Summarized below were bank loans as of December 31, 2011 and 2012:

	December 31, 2011
	2011	2012
Bank of China Limited, New York Branch	$50,000	$50,000
Bank of China (Hong Kong) Limited	35,025	85,139
China Industrial Bank	475	—

Total bank loans	85,500	135,139
Less: non-current portion	(35,025)	(50,039)

Current portion	$50,475	$85,100